Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deferred income tax assets	$ 64	$ 51
Deferred tax liabilities	(354)	(396)
Net deferred tax liabilities	$ (290)	$ (345)